Earnings (Loss) per Share (Tables)	12 Months Ended
Dec. 31, 2025
Earnings Per Share [Abstract]
Schedule of Computation of Basic and Diluted Income Attributable to Shareholders

The following table sets forth the computation of basic and diluted net income (loss) attributable to common shareholders of Sinovac per share (in thousands, except for number of shares and per share data):

	For the year ended December 31,
	2025	2024	2023
Numerator
Net (loss) income	$(198,836)	$40,656	$(120,858)
Less: net loss attributable to non-controlling interests	(139,156)	(50,249)	(107,367)
Net (loss) income attributable to common shareholders of Sinovac for computing diluted net income per share	$(59,680)	$90,905	$(13,491)
Denominator
Basic weighted average number of common shares outstanding	71,860,702	71,860,702	71,830,233
Dilutive effect of stock options and preferred shares	—	—	19,863
Diluted weighted average number of common shares outstanding	71,860,702	71,860,702	71,850,096

Basic net (loss) income per share	$(0.83)	$1.27	$(0.19)

Diluted net (loss) income per share	$(0.83)	$1.27	$(0.19)